INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
Schedule of intangible assets

		Radio									Internal
	Purchased	spectrum	Operating	Technology	Customer		Supplier	Trade	Customer	Non-Complete	use
	software	license	Permits	Platform	relationships	Licenses	relationships	names	contract	Agreement	software	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, Cost December 31, 2021	177,421	123,167	625,129	38,050	257,183	5,772	39,053	116,266	109,717	1,800	58,902	1,552,460
Accumulated Amortization 2021	(122,239)	(74,056)	(24,830)	(12,777)	(203,356)	(3,043)	(31,206)	(43,115)	(55,897)	(1,800)	(42,036)	(614,355)
Impairment	—	(37,770)	—	—	—	—	—	—	—	—	—	(37,770)
Intangible assets, Net December 31, 2021	55,182	11,341	600,299	25,273	53,827	2,729	7,847	73,151	53,820	—	16,866	900,335
Intangible assets, cost December 31, 2022	207,565	134,543	1,217,876	38,050	257,183	5,772	39,053	116,266	190,141	1,800	74,224	2,282,473
Accumulated Amortization 2022	(139,443)	(83,294)	(56,433)	(29,363)	(224,705)	(3,428)	(34,281)	(48,929)	(68,622)	(1,800)	(53,785)	(744,083)
Impairment	—	(41,259)	—	—	—	—	—	—	—	—	—	(41,259)
Intangible assets, Net December 31, 2022	68,122	9,990	1,161,443	8,687	32,478	2,344	4,772	67,337	121,519	—	20,439	1,497,131
Intangible assets, Net December 31, 2022 (US$)	9,877	1,448	168,393	1,259	4,709	340	692	9,763	17,619	—	2,964	217,064

Schedule of annual estimated amortization expenses of intangible assets

	RMB	US$
2023	139,191	20,181
2024	106,304	15,413
2025	78,978	11,451
2026	78,978	11,451
2027	63,847	9,257
	467,298	67,753